Trade and Other Receivables (Tables)	12 Months Ended
Mar. 31, 2025
Trade and Other Receivables [Abstract]
Schedule of Trade and Other Receivables
	March 31, 2024	March 31, 2025
	US$	US$
Trade receivables – third parties	623,161	1,199,983
Less: Allowance for expected credit losses of trade receivables – third parties	(10,079)	(10,079)
	613,082	1,189,904
Other receivables:
– third parties	37,913	2,271
Deposits	68,440	68,760
Prepayments	17,575	43,545
VAT refundable	260,025	316,530
Less: Allowance for expected credit losses for non-trade receivables	(52,005)	(123,193)
	945,030	1,497,817

Schedule of Allowance For Expected Credit Losses of Trade Receivables

The movement in allowance for expected credit losses of trade receivables — third parties computed based on lifetime ECL was as follows:

	March 31, 2024	March 31, 2025
	US$	US$
At beginning and end of financial year	10,079	10,079

The movement in allowance for expected credit losses of non-trade receivables was as follows:

	March 31, 2024	March 31, 2025
	US$	US$
At beginning of financial year	40,473	52,005
Charged to profit or loss	11,532	71,188
At beginning and end of financial year	52,005	123,193

Schedule of Currency Profiles Trade and Other Receivables

The currency profiles of the Group’s trade and other receivables as at the end of each reporting period are as follows:

	March 31, 2024	March 31, 2025
	US$	US$
United States Dollar	737,010	1,304,480
Khmer Riel	208,020	193,337
	945,030	1,497,817